Goodwill And Other Intangible Assets (Summary Of Changes In Carrying Amount Of Goodwill, By Segment) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Beginning balance	$ 70,842	$ 73,601
Goodwill acquired	18	5
Goodwill impairment		(2,745)
Other	(1,087)	(19)
Ending balance	69,773	70,842
Wireless [Member]
Segment Reporting Information [Line Items]
Beginning balance	35,755	35,755
Goodwill acquired	13	5
Goodwill impairment		0
Other	35	(5)
Ending balance	35,803	35,755
Wireline [Member]
Segment Reporting Information [Line Items]
Beginning balance	33,638	31,670
Goodwill acquired	5	0
Goodwill impairment		0
Other	327	1,968
Ending balance	33,970	33,638
Advertising Solutions [Member]
Segment Reporting Information [Line Items]
Beginning balance	1,059	5,731
Goodwill acquired	0	0
Goodwill impairment		(2,745)
Other	(1,059)	(1,927)
Ending balance	0	1,059
Other Segment [Member]
Segment Reporting Information [Line Items]
Beginning balance	390	445
Goodwill acquired	0	0
Goodwill impairment		0
Other	(390)	(55)
Ending balance	$ 0	$ 390